Shareholder Fees	Apr. 21, 2026
First Trust WCM Global Equity ETF | First Trust WCM Global Equity ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%